Net Income from Non-Current Assets and Groups Available for Sale Not Admissible as Discontinued Operations (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Income from Non-Current Assets and Groups Available for Sale Not Admissible as Discontinued Operations [Abstract]
Income from assets received in lieu of payment	$ 9,141	$ 3,993	$ 8,452
Other income from assets received in lieu of payment	0	0	0
Provision on assets received in lieu of payment	(2,761)	(95)	858
Expenses for maintenance of assets received in lieu of payment	(9,204)	(4,972)	(1,437)
Net income from assets received in lieu of payment	(2,824)	(1,074)	7,873
Sale of non-current assets
Net income from sale of fixed assets	10,067	5,123	5,281
Sale of non-current assets	10,067	5,123	5,281
TOTAL	$ 7,243	$ 4,049	$ 13,154